UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Item 1. Reports to Stockholders

Fidelity®
Trend
Fund

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Actual	.78%	$ 1,000.00	$ 1,140.40	$ 4.14
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.93	$ 3.91

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.5	1.7
Google, Inc. Class A (sub. vtg.)	3.7	2.9
Apple, Inc.	3.2	1.7
Procter & Gamble Co.	2.7	2.8
Wal-Mart Stores, Inc.	2.3	2.1
Cisco Systems, Inc.	2.3	2.2
Allergan, Inc.	2.2	0.6
The Coca-Cola Co.	2.2	1.9
Nestle SA sponsored ADR	2.0	1.5
Inverness Medical Innovations, Inc.	2.0	1.0
	27.1
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.8	29.0
Health Care	15.8	15.5
Consumer Staples	13.8	14.2
Consumer Discretionary	11.5	11.2
Industrials	9.4	12.5
Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Stocks 97.8%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	8.3%	** Foreign investments	8.7%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.8%
BorgWarner, Inc.	42,400	$ 1,448
Johnson Controls, Inc.	157,600	3,423
		4,871
Automobiles - 0.4%
Ford Motor Co. (a)	378,800	2,299
Hotels, Restaurants & Leisure - 2.3%
McDonald's Corp.	51,600	2,966
Penn National Gaming, Inc. (a)	53,200	1,549
Starbucks Corp. (a)	337,000	4,681
Wyndham Worldwide Corp.	412,400	4,998
		14,194
Household Durables - 1.3%
Mohawk Industries, Inc. (a)	83,500	2,979
Tempur-Pedic International, Inc. (d)	395,300	5,167
		8,146
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	89,100	7,454
Media - 0.2%
Interpublic Group of Companies, Inc. (a)	270,600	1,367
Multiline Retail - 1.2%
Macy's, Inc.	217,300	2,555
Target Corp.	123,600	4,878
		7,433
Specialty Retail - 2.2%
Best Buy Co., Inc.	109,600	3,671
Casual Male Retail Group, Inc. (a)(d)	597,000	1,307
Lowe's Companies, Inc.	85,000	1,650
Staples, Inc.	167,900	3,387
TJX Companies, Inc.	116,300	3,659
		13,674
Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc.	134,900	3,626
G-III Apparel Group Ltd. (a)	274,300	3,152
Phillips-Van Heusen Corp.	47,800	1,371
Polo Ralph Lauren Corp. Class A	66,700	3,571
		11,720
TOTAL CONSUMER DISCRETIONARY		71,158
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 13.8%
Beverages - 2.7%
Anheuser-Busch InBev NV	90,500	$ 3,268
The Coca-Cola Co.	277,400	13,312
		16,580
Food & Staples Retailing - 5.0%
Costco Wholesale Corp.	260,300	11,896
Safeway, Inc.	212,200	4,323
Wal-Mart Stores, Inc.	296,900	14,382
Whole Foods Market, Inc. (d)	15,400	292
		30,893
Food Products - 2.7%
Green Mountain Coffee Roasters, Inc. (a)	22,935	1,356
Nestle SA sponsored ADR	330,800	12,445
Smart Balance, Inc. (a)	263,400	1,794
The J.M. Smucker Co.	32,000	1,557
		17,152
Household Products - 2.7%
Procter & Gamble Co.	323,655	16,539
Personal Products - 0.7%
Avon Products, Inc.	174,600	4,501
TOTAL CONSUMER STAPLES		85,665
ENERGY - 4.2%
Energy Equipment & Services - 0.9%
ENSCO International, Inc.	40,100	1,398
Schlumberger Ltd. (NY Shares)	79,400	4,296
		5,694
Oil, Gas & Consumable Fuels - 3.3%
Chesapeake Energy Corp.	85,500	1,695
CONSOL Energy, Inc.	58,500	1,987
Exxon Mobil Corp.	97,600	6,823
Marathon Oil Corp.	137,400	4,140
Massey Energy Co.	112,000	2,188
Range Resources Corp.	37,900	1,569
Southwestern Energy Co. (a)	45,900	1,783
		20,185
TOTAL ENERGY		25,879
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 6.1%
Capital Markets - 1.8%
Deutsche Bank AG (NY Shares)	27,300	$ 1,665
Goldman Sachs Group, Inc.	8,800	1,297
Janus Capital Group, Inc.	225,100	2,566
Legg Mason, Inc.	53,400	1,302
Morgan Stanley	145,100	4,137
		10,967
Commercial Banks - 1.3%
CapitalSource, Inc.	404,300	1,973
KeyCorp	233,000	1,221
Wells Fargo & Co.	199,900	4,850
		8,044
Diversified Financial Services - 1.9%
Bank of America Corp.	237,944	3,141
CME Group, Inc.	20,300	6,316
JPMorgan Chase & Co.	75,500	2,575
		12,032
Insurance - 0.6%
Genworth Financial, Inc. Class A (non-vtg.)	294,000	2,055
Lincoln National Corp.	106,500	1,833
		3,888
Real Estate Investment Trusts - 0.3%
Simon Property Group, Inc.	30,340	1,560
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	139,800	1,309
TOTAL FINANCIALS		37,800
HEALTH CARE - 15.8%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	63,546	2,613
Alnylam Pharmaceuticals, Inc. (a)	52,200	1,162
Biogen Idec, Inc. (a)	66,900	3,021
Dendreon Corp. (a)	62,000	1,541
Gilead Sciences, Inc. (a)	57,100	2,675
Myriad Genetics, Inc. (a)	7,600	271
Myriad Pharmaceuticals, Inc. (a)	100	0*
RXi Pharmaceuticals Corp. (a)	100,933	458
United Therapeutics Corp. (a)	22,600	1,883
		13,624
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. (a)	124,100	$ 1,258
Covidien PLC	180,900	6,773
Inverness Medical Innovations, Inc. (a)	346,131	12,315
NuVasive, Inc. (a)	18,000	803
		21,149
Health Care Providers & Services - 3.0%
CardioNet, Inc. (a)	33,000	539
Express Scripts, Inc. (a)	85,200	5,858
Humana, Inc. (a)	61,700	1,990
Medco Health Solutions, Inc. (a)	151,100	6,892
UnitedHealth Group, Inc.	129,600	3,237
		18,516
Health Care Technology - 0.4%
Cerner Corp. (a)	35,300	2,199
Life Sciences Tools & Services - 1.2%
Bruker BioSciences Corp. (a)	80,600	746
Illumina, Inc. (a)	85,300	3,322
QIAGEN NV (a)	174,400	3,242
		7,310
Pharmaceuticals - 5.6%
Abbott Laboratories	90,400	4,252
Allergan, Inc.	290,900	13,841
Ardea Biosciences, Inc. (a)	4,700	74
Cadence Pharmaceuticals, Inc. (a)	109,500	1,094
Johnson & Johnson	110,300	6,265
King Pharmaceuticals, Inc. (a)	221,600	2,134
Merck & Co., Inc.	188,100	5,259
Optimer Pharmaceuticals, Inc. (a)	53,000	793
ViroPharma, Inc. (a)	98,500	584
Vivus, Inc. (a)	120,200	731
		35,027
TOTAL HEALTH CARE		97,825
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	191,500	6,013
United Technologies Corp.	131,500	6,833
		12,846
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	12,300	$ 641
United Parcel Service, Inc. Class B	74,800	3,739
		4,380
Building Products - 0.1%
Masco Corp.	82,000	786
Electrical Equipment - 2.0%
American Superconductor Corp. (a)(d)	48,900	1,284
AMETEK, Inc.	102,600	3,548
First Solar, Inc. (a)	18,800	3,048
Regal-Beloit Corp.	33,700	1,339
Rockwell Automation, Inc.	67,000	2,152
Satcon Technology Corp. (a)(d)	547,523	986
		12,357
Industrial Conglomerates - 0.2%
Textron, Inc.	129,100	1,247
Machinery - 1.9%
Cummins, Inc.	80,200	2,824
Danaher Corp.	51,700	3,192
Duoyuan Global Water, Inc. ADR	4,400	107
Ingersoll-Rand Co. Ltd. Class A	37,700	788
Navistar International Corp. (a)	48,000	2,093
PACCAR, Inc.	45,400	1,476
Timken Co.	67,600	1,155
		11,635
Professional Services - 1.0%
Manpower, Inc.	64,900	2,748
Monster Worldwide, Inc. (a)	158,300	1,870
MPS Group, Inc. (a)	156,200	1,193
Randstad Holdings NV (a)	29,000	802
		6,613
Road & Rail - 1.4%
Ryder System, Inc.	71,500	1,996
Union Pacific Corp.	128,100	6,669
		8,665
TOTAL INDUSTRIALS		58,529
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 31.8%
Communications Equipment - 5.2%
Cisco Systems, Inc. (a)	760,200	$ 14,170
Juniper Networks, Inc. (a)	65,700	1,551
Palm, Inc. (a)	132,500	2,196
QUALCOMM, Inc.	263,800	11,924
Research In Motion Ltd. (a)	38,800	2,757
		32,598
Computers & Peripherals - 5.6%
Apple, Inc. (a)	137,000	19,513
Dell, Inc. (a)	469,100	6,441
Hewlett-Packard Co.	161,000	6,223
Seagate Technology	232,400	2,431
		34,608
Electronic Equipment & Components - 1.5%
Corning, Inc.	370,600	5,952
Ingram Micro, Inc. Class A (a)	108,100	1,892
Itron, Inc. (a)	27,900	1,536
		9,380
Internet Software & Services - 4.6%
Baidu.com, Inc. sponsored ADR (a)	7,000	2,108
Google, Inc. Class A (sub. vtg.) (a)	53,700	22,639
NetEase.com, Inc. sponsored ADR (a)	26,900	946
Sohu.com, Inc. (a)	21,700	1,363
Tencent Holdings Ltd.	112,000	1,307
		28,363
IT Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	154,700	4,130
Semiconductors & Semiconductor Equipment - 3.7%
ASML Holding NV (NY Shares)	89,400	1,936
Atmel Corp. (a)	306,300	1,142
Intel Corp.	542,000	8,970
KLA-Tencor Corp.	53,500	1,351
Lam Research Corp. (a)	62,400	1,622
Marvell Technology Group Ltd. (a)	220,600	2,568
Skyworks Solutions, Inc. (a)	387,700	3,792
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	199,500	1,877
		23,258
Software - 10.5%
BMC Software, Inc. (a)	141,400	4,778
Changyou.com Ltd. (A Shares) ADR	1,100	42
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Citrix Systems, Inc. (a)	96,200	$ 3,068
Electronic Arts, Inc. (a)	190,600	4,140
Informatica Corp. (a)	135,400	2,328
McAfee, Inc. (a)	55,100	2,325
Microsoft Corp.	1,169,900	27,806
Oracle Corp.	514,400	11,018
Red Hat, Inc. (a)	107,000	2,154
Sourcefire, Inc. (a)	166,400	2,062
Sybase, Inc. (a)	167,300	5,243
		64,964
TOTAL INFORMATION TECHNOLOGY		197,301
MATERIALS - 4.0%
Chemicals - 2.2%
Albemarle Corp.	33,800	864
Dow Chemical Co.	268,200	4,329
E.I. du Pont de Nemours & Co.	70,900	1,816
Monsanto Co.	38,000	2,825
The Mosaic Co.	90,200	3,996
		13,830
Containers & Packaging - 0.1%
Sealed Air Corp.	45,400	838
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd. (Canada)	9,700	511
ArcelorMittal SA (NY Shares) Class A	30,200	999
Eldorado Gold Corp. (a)	84,300	760
Freeport-McMoRan Copper & Gold, Inc. Class B	48,800	2,445
Newmont Mining Corp.	96,200	3,932
Steel Dynamics, Inc.	90,900	1,339
Yamana Gold, Inc.	40,900	364
		10,350
TOTAL MATERIALS		25,018
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	146,300	$ 4,613
Sprint Nextel Corp. (a)	648,500	3,119
		7,732
TOTAL COMMON STOCKS (Cost $586,120)		606,907
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.40% (b)	5,892,121	5,892
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	3,753,250	3,753
TOTAL MONEY MARKET FUNDS (Cost $9,645)		9,645
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $595,765)		616,552
NET OTHER ASSETS - 0.6%		3,860
NET ASSETS - 100%		$ 620,412
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17
Fidelity Securities Lending Cash Central Fund	147
Total	$ 164
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
(Amounts in thousands) Investments in Securities
Beginning Balance	$ 776
Total Realized Gain (Loss)	(225)
Total Unrealized Gain (Loss)	(26)
Cost of Purchases	-
Proceeds of Sales	(525)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
Total unrealized gain (loss) on investments held at June 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $107,302,000 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $48,062,000 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,557) - See accompanying schedule: Unaffiliated issuers (cost $586,120)	$ 606,907
Fidelity Central Funds (cost $9,645)	9,645
Total Investments (cost $595,765)		$ 616,552
Receivable for investments sold Regular delivery		43,877
Delayed delivery		7
Receivable for fund shares sold		126
Dividends receivable		452
Distributions receivable from Fidelity Central Funds		8
Prepaid expenses		3
Other receivables		19
Total assets		661,044

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	35,938
Payable for fund shares redeemed	489
Accrued management fee	264
Other affiliated payables	137
Other payables and accrued expenses	50
Collateral on securities loaned, at value	3,753
Total liabilities		40,632

Net Assets		$ 620,412
Net Assets consist of:
Paid in capital		$ 830,706
Undistributed net investment income		1,884
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(232,964)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,786
Net Assets, for 13,923 shares outstanding		$ 620,412
Net Asset Value, offering price and redemption price per share ($620,412 ÷ 13,923 shares)		$ 44.56

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 3,965
Income from Fidelity Central Funds		164
Total income		4,129

Expenses
Management fee Basic fee	$ 1,540
Performance adjustment	(268)
Transfer agent fees	681
Accounting and security lending fees	107
Custodian fees and expenses	12
Independent trustees' compensation	2
Registration fees	24
Audit	32
Legal	1
Miscellaneous	5
Total expenses before reductions	2,136
Expense reductions	(1)	2,135
Net investment income (loss)		1,994
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(70,196)
Foreign currency transactions	(22)
Total net realized gain (loss)		(70,218)
Change in net unrealized appreciation (depreciation) on: Investment securities	142,660
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		142,661
Net gain (loss)		72,443
Net increase (decrease) in net assets resulting from operations		$ 74,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,994	$ 2,785
Net realized gain (loss)	(70,218)	(157,920)
Change in net unrealized appreciation (depreciation)	142,661	(298,042)
Net increase (decrease) in net assets resulting from operations	74,437	(453,177)
Distributions to shareholders from net investment income	(204)	(2,455)
Distributions to shareholders from net realized gain	-	(162)
Total distributions	(204)	(2,617)
Share transactions Proceeds from sales of shares	43,846	104,625
Reinvestment of distributions	177	2,006
Cost of shares redeemed	(31,653)	(254,815)
Net increase (decrease) in net assets resulting from share transactions	12,370	(148,184)
Total increase (decrease) in net assets	86,603	(603,978)

Net Assets
Beginning of period	533,809	1,137,787
End of period (including undistributed net investment income of $1,884 and undistributed net investment income of $94, respectively)	$ 620,412	$ 533,809
Other Information Shares
Sold	1,071	1,774
Issued in reinvestment of distributions	5	55
Redeemed	(808)	(4,262)
Net increase (decrease)	268	(2,433)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 D

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 39.09	$ 70.72	$ 64.18	$ 57.22	$ 53.66	$ 48.98
Income from Investment Operations
Net investment income (loss) E	.15	.19	.07	.52	.40	.52 H
Net realized and unrealized gain (loss)	5.34	(31.63)	12.08	6.99	3.59	4.70
Total from investment operations	5.49	(31.44)	12.15	7.51	3.99	5.22
Distributions from net investment income	(.02)	(.18)	(.06)	(.55)	(.43)	(.54)
Distributions from net realized gain	-	(.01)	(5.55)	-	-	-
Total distributions	(.02)	(.19)	(5.61)	(.55)	(.43)	(.54)
Net asset value, end of period	$ 44.56	$ 39.09	$ 70.72	$ 64.18	$ 57.22	$ 53.66
Total Return B, C	14.04%	(44.45)%	18.87%	13.12%	7.42%	10.66%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.83%	.83%	.81%	.83%	.84%
Expenses net of fee waivers, if any	.78% A	.83%	.83%	.81%	.83%	.84%
Expenses net of all reductions	.78% A	.82%	.83%	.80%	.80%	.82%
Net investment income (loss)	.73% A	.33%	.09%	.87%	.73%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$ 620	$ 534	$ 1,138	$ 911	$ 874	$ 883
Portfolio turnover rate G	184% A	147%	194%	81%	64%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Prior to February 1, 2007 the Fund operated under certain different investment policies. Accordingly, the Fund's historical performance may not represent its current investment policies.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.16 per share.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Trend Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 55,022
Unrealized depreciation	(45,046)
Net unrealized appreciation (depreciation)	$ 9,976

Cost for federal income tax purposes	$ 606,576

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $499,453 and $495,754, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $147.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) 1-800-544-5555

Automated line for quickest service

TRE-USAN-0809
1.787792.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Trend Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 27, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 27, 2009